INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE	The components of income tax provision (benefit) related to continuing operations are as follows at December 31:
	2021	2020
Current	$-	$-
Deferred	$-	$-
Total tax provisions	$-	$-

SCHEDULE OF EFFECTIVE RECONCILIATION INCOME TAX RATE

The following is a reconciliation of the effective income tax rate with the statutory income tax rate at December 31:

	2021	2020
U.S. Federal statutory income tax rate	(21)%	(21)%
State income tax, net of federal benefit	(4.5)%	(4.5)%
Valuation allowance	25.5%	25.5%
	0.0%	0.0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The net deferred tax assets and liabilities included in the financial statements consist of the following amounts at December 31:

	2021	2020
Deferred tax assets:
Net operating loss carry forwards	$1,337,957	$831,988
Stock based compensation	1,600,548	958,197
Other	-	(10,061)
Total	2,938,505	1,780,124
Deferred tax liabilities:	-	-
Less: valuation allowance	(2,938,505)	(1,780,124)
Net deferred tax assets	$-	$-